SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES (Details) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Liabilities		$ 10,027
Fair Value, Inputs, Level 1 [Member]
Restructuring Cost and Reserve [Line Items]
Liabilities
Fair Value, Inputs, Level 2 [Member]
Restructuring Cost and Reserve [Line Items]
Liabilities
Fair Value, Inputs, Level 3 [Member]
Restructuring Cost and Reserve [Line Items]
Liabilities		$ 10,027